Shareholders' Equity - Redeemable preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Mar. 18, 2016	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Preferred shares, par value			$ 1	$ 1
Preferred shares, shares outstanding			28,169,062	28,169,062
Underwriting discounts and commissions	[1]		$ 23,600	$ 23,600
Aggregate liquidation preference			$ 704,227	$ 704,227
Preferred Stock, Redemption Price Per Share			$ 25	$ 25
Restriction on common dividends		67.00%	67.00%
Series F 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding			2,679,426	2,679,426
Annual dividend rate			5.875%	5.875%
Underwriting discounts and commissions	[1]		$ 2,300	$ 2,300
Aggregate liquidation preference			$ 67,000	$ 67,000
Liquidation preference per share			$ 25	$ 25
Series G 6.5% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding			6,415,264	6,415,264
Annual dividend rate			6.50%	6.50%
Underwriting discounts and commissions	[1]		$ 5,400	$ 5,400
Aggregate liquidation preference			$ 160,400	$ 160,400
Liquidation preference per share			$ 25	$ 25
Series H 7.25% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding			11,753,798	11,753,798
Annual dividend rate			7.25%	7.25%
Underwriting discounts and commissions	[1]		$ 9,500	$ 9,500
Aggregate liquidation preference			$ 293,800	$ 293,800
Liquidation preference per share			$ 25	$ 25
Series I 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding			7,320,574	7,320,574
Annual dividend rate			5.875%	5.875%
Underwriting discounts and commissions	[1]		$ 6,400	$ 6,400
Aggregate liquidation preference			$ 183,000	$ 183,000
Liquidation preference per share			$ 25	$ 25

[1]	Underwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued shares as a result of the share exchange in May 2016 for $nil consideration described below.